Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Trade And Other Current Receivables [Abstract]
Accruals	$ 1,185	$ 614
Prepaids and Deposits	54	45
Partner Advances	16	237
Trade	206	251
Joint Operations Receivables	36	37
Net Investment in Finance Leases		2
Other	54	54
Accounts Receivable and Accrued Revenues	$ 1,551	$ 1,240	$ 1,238